Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) after taxation	$ 10,655	$ (225)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) after taxation from operating activities	2,496	(225)
Net gain on Petroleum merger with Woodside (after tax)	8,159
Profit/(loss) after taxation	10,655	(225)
Attributable to non-controlling interests	0
Attributable to BHP shareholders	$ 10,655	$ (225)
Basic earnings/(loss) per ordinary share (cents)	$ 2.105	$ (0.045)
Diluted earnings/(loss) per ordinary share (cents)	$ 2.101	$ (0.045)